Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables And Contract Assets [Abstract]
Summary of Trade Receivables and Contract Assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Trade receivables	308,425	218,695
Allowance for expected credit losses	(6,656)	(5,961)
Total trade receivables	301,769	212,734

Summary of Trade Receivables Breakdown by Geographical Area

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
EMEA	176,638	121,006
APAC	37,574	25,968
North America	79,529	62,287
South America	14,684	9,434
Total Trade Receivables	308,425	218,695

Summary of Allowances for Expected Credit Losses on Trade Receivables

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 6,656 thousand and EUR 5,961 thousand for 2023 and 2022 respectively:

	2023	2022
	(EUR thousand)
At January 1	5,961	6,544
Accruals	1,489	683
Releases	(807)	(1,453)
Utilizations	(21)	(19)
Exchange differences and other changes	34	206
At December 31	6,656	5,961